SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jan. 31, 2022
Accounting Policies [Abstract]
Schedule of estimated useful lives [Table Text Block]

Buildings  45 years

Leasehold improvements  shorter of the life of the improvement or the remaining life of the lease

Furniture & fixtures  5 years

Computer equipment  3 years

Machinery & equipment  2-7 years